GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                         Retirement Plan Series Account
                            Annual Report Form N-30D
                          File Nos. 33-83928, 811-08762

The information required to be contained in this report for the period ending December 31, 2002, includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Maxim Series Fund, Inc.
Maxim INVESCO ADR Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000005

Maxim Series Fund, Inc.
Maxim Loomis Sayles Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000006

Maxim Series Fund, Inc.
Maxim Money Market Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000009

Maxim Series Fund, Inc.
Maxim Founders Growth & Income Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000010

Maxim Series Fund, Inc.
Maxim Short Duration Bond Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000011

Maxim Series Fund, Inc.
Maxim U.S. Government Mortgage Securities Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000014

Maxim Series Fund, Inc.
Maxim Stock Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000016

Maxim Series Fund, Inc.
Maxim Ariel Small-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000017

Maxim Series Fund, Inc.
Maxim Index 600 Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000020

Maxim Series Fund, Inc.
Maxim Loomis Sayles Small-Cap Value Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000021

Maxim Series Fund, Inc.
Maxim T. Rowe Price MidCap Growth Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000022

Maxim Series Fund, Inc.
Maxim Value Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000023

Maxim Series Fund, Inc.
Maxim Growth Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000024

Maxim Series Fund, Inc.
Maxim Bond Index Portfolio
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on February 27, 2003
Accession No. 0000356476-03-000026